PROVISION FOR EMPLOYEE BENEFITS - movements in provisions (Details) - TRY (₺) ₺ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Movements in provisions
Balance at beginning		₺ 22,808		₺ 15,711
Current year charge		63,891		18,321
Paid during the year		(15,970)		(11,224)
Balance at ending		70,729		22,808
Personnel bonus
Movements in provisions
Balance at beginning		13,464	[1]	10,433
Current year charge		53,029		13,464
Paid during the year		(13,464)		(10,433)
Balance at ending	[1]	53,029		13,464
Unused vacation
Movements in provisions
Balance at beginning		9,344		5,278
Current year charge		10,862		4,857
Paid during the year		(2,506)		(791)
Balance at ending		₺ 17,700		₺ 9,344

[1]	Personnel bonus provision related to direct employee costs amounting to TRY13,753 thousand is capitalized as part of the website development costs as of 31 December 2021 (Note 10).